Consolidated condensed cash flows statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated condensed cash flows statements [Abstract]
Profit for the period	$ 22,273	$ 30,791
Financial expense and non-monetary adjustments	291,730	353,058
Profit for the period adjusted by non-monetary items	314,003	383,849
Changes in working capital	(28,003)	(106,334)
Net interest and income tax paid	(144,138)	(138,845)
Net cash provided by operating activities	141,862	138,670
Business combinations and investments in entities under the equity method	(65,900)	(15,194)
Investments in operating concessional assets	(5,670)	(19,671)
Investments in assets under development or construction	(94,024)	(13,761)
Distributions from entities under the equity method	25,061	15,464
Net divestment in other non-current financial assets	39,826	16,835
Net cash used in investing activities	(100,707)	(16,327)
Proceeds from project debt	7,753	214,343
Proceeds from corporate debt	161,505	73,135
Repayment of project debt	(142,349)	(362,530)
Repayment of corporate debt	(43,066)	(50,345)
Dividends paid to Company's shareholders	(103,382)	(103,376)
Dividends paid to non-controlling interest	(12,849)	(17,191)
Non-controlling interest capital contribution	1,200	10,476
Net cash used in financing activities	(131,188)	(235,488)
Net decrease in cash and cash equivalents	(90,033)	(113,145)
Cash and cash equivalents at the beginning of the period	448,301	600,990
Translation differences in cash and cash equivalents	(2,739)	(1,001)
Cash and cash equivalents at the end of the period	$ 355,529	$ 486,844